Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks	$ 17,125	$ 19,074
Federal funds sold		5,000
Cash and cash equivalents	17,125	24,074
Securities available for sale (Note 2)	114,276	90,820
Federal Home Loan Bank stock	2,478	2,889
Federal Reserve Bank stock	1,271	1,270
Loans held for sale	1,262	1,610
Loans (Note 3)	320,127	316,940
Allowance for loan losses (Note 3)	(5,213)	(4,729)
Loans, net	314,914	312,211
Premises and equipment, net (Note 5)	12,080	12,525
Other real estate owned, net (Note 7)	1,934	1,953
Cash value of life insurance policies	9,834	9,520
Intangible assets, net (Note 6)	2,172	2,620
Goodwill (Note 6)	13,728	13,728
Other assets	4,840	7,304
Total assets	495,914	480,524
Liabilities
Deposits - noninterest-bearing (Note 8)	78,263	66,932
Deposits - interest-bearing (Note 8)	325,102	322,952
Total deposits	403,365	389,884
Repurchase agreements (Note 9)	21,869	22,249
Advances from Federal Home Loan Bank (Note 10)	8,447	8,473
Other liabilities (Notes 11 and 13)	4,329	5,605
Total liabilities	438,010	426,211
Shareholders' Equity (Note 21)
Preferred stock; shares authorized: 100,000; shares outstanding: none
Common stock and paid-in capital, no par value; shares authorized: 7,000,000; shares outstanding: 3,293,269 in 2011 and 3,280,515 in 2010 (Note 14)	46,602	46,461
Retained earnings	8,887	6,952
Accumulated other comprehensive income, net (Note 16)	2,415	900
Total shareholders' equity	57,904	54,313
Total liabilities and shareholders' equity	$ 495,914	$ 480,524